Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	May 02, 2018
Document Effective Date	May 02, 2018
Prospectus Date	Jan. 31, 2018
Brandes Emerging Markets Value Fund | Class A
Prospectus:
Trading Symbol	BEMAX
Brandes Emerging Markets Value Fund | Class C
Prospectus:
Trading Symbol	BEMCX
Brandes Emerging Markets Value Fund | Class I
Prospectus:
Trading Symbol	BEMIX
Brandes Emerging Markets Value Fund | Class R6
Prospectus:
Trading Symbol	BEMRX
Brandes International Small Cap Equity Fund | Class I
Prospectus:
Trading Symbol	BISMX
Brandes International Small Cap Equity Fund | Class A
Prospectus:
Trading Symbol	BISAX
Brandes International Small Cap Equity Fund | Class C
Prospectus:
Trading Symbol	BINCX
Brandes International Small Cap Equity Fund | Class R6
Prospectus:
Trading Symbol	BISRX